Impairment of Long-Lived Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment loss of long-lived assets	¥ 30,161
Impairment loss for intangible fixed assets	¥ 6,365
Multimedia Broadcasting Business
Impaired Long-Lived Assets Held and Used [Line Items]
Impairment loss of long-lived assets		¥ 4,542
Impairment loss for intangible fixed assets		¥ 733